Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
CASH FLOWS FROM OPERATING ACTIVITIES
Net loss	$ (4,255,033)	$ (3,833,060)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation	10,124	9,271
Gain on disposal of equipment		(2,817)
Stock compensation to employees	19,400	65,205
Stock compensation to nonemployees	64,020	53,475
Inventory valuation allowance	12,150	5,500
Increase or decrease in:
Accounts receivable	(23,184)	32,807
Inventory	42,540	20,676
Other current assets	42,661	(6,967)
Accounts payable and accrued expenses	898,882	593,428
Total adjustments	1,066,593	770,578
Net Cash Provided by (Used in) Operating Activities, Total	(3,188,440)	(3,062,482)
CASH FLOWS FROM INVESTING ACTIVITIES
Purchases of furniture and equipment	(2,959)	(6,856)
Proceeds from mortgage note receivable	35,899	34,409
Proceeds from sale of property and equipment, net of closing costs		4,650
NET CASH PROVIDED BY INVESTING ACTIVITIES	32,940	32,203
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from sale of common stock, preferred stock and warrants, net of issuance costs	4,101,939	3,341,055
NET CASH PROVIDED BY FINANCING ACTIVITIES	4,101,939	3,341,055
NET INCREASE IN CASH AND CASH EQUIVALENTS	946,439	310,776
CASH AND CASH EQUIVALENTS, beginning of year	1,270,973	960,197
CASH AND CASH EQUIVALENTS, end of year	2,217,412	1,270,973
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION
Cash paid for interest
Cash paid for income taxes
SUPPLEMENTAL DISCLOSURE OF NONCASH INVESTING AND FINANCING ACTIVITIES
Common stock issued in exchange for a subscription receivable	130,062
Conversion of preferred stock into common stock	$ 1,424